7. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2020		Jan. 31, 2019
Equpment, Vehicles and Furniture, starting balance		$ 5,473	[1]	$ 8,518
Additions for period		52,047		(3,045)
Disposals for period		(2,309)		0
Equpment, Vehicles and Furniture, ending balance	[1]	55,211		5,473
Automobiles - Value at Cost
Equpment, Vehicles and Furniture, starting balance		67,320		67,320
Additions for period		62,633		0
Disposals for period		(67,320)		0
Equpment, Vehicles and Furniture, ending balance		62,633		67,320
Automobiles - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(65,011)		(64,022)
Additions for period		(9,395)		(989)
Disposals for period		65,011		0
Equpment, Vehicles and Furniture, ending balance		(9,395)		(65,011)
Automobiles - Net book value
Equpment, Vehicles and Furniture, starting balance		2,309		3,298
Additions for period		53,238		(989)
Disposals for period		(2,309)		0
Equpment, Vehicles and Furniture, ending balance		53,238		2,309
Office furniture and equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		23,397		23,397
Additions for period		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		23,397		23,397
Office furniture and equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(22,487)		(22,260)
Additions for period		(182)		(227)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(22,669)		(22,487)
Office furniture and equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		910		1,137
Additions for period		(182)		(227)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		728		910
Computer equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		97,620		97,620
Additions for period		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		97,620		97,620
Computer equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(95,366)		(93,537)
Additions for period		(1,009)		(1,829)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(96,375)		(95,366)
Computer equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		2,254		4,083
Additions for period		(1,009)		(1,829)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		$ 1,245		$ 2,254

[1]	Note 7